Derivative Financial Instruments (Details) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Option contracts (purchased) [Member] USD ($)	Mar. 31, 2011 Option contracts (purchased) [Member] JPY (¥)	Mar. 31, 2010 Option contracts (purchased) [Member] JPY (¥)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] USD ($)	Mar. 31, 2011 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY (¥)	Mar. 31, 2010 Interest rate swaps cross-currency swap and interest rate cap agreements [Member] JPY (¥)
Forwards and options:
Sale of foreign currencies	$ 1,138,602	¥ 94,504,000	¥ 40,209,000
Purchase of foreign currencies	1,055,482	87,605,000	48,809,000
Notional principal amount				$ 5,904	¥ 490,000	¥ 949,000	$ 1,487,036	¥ 123,424,000	¥ 184,487,000